Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares
Statement Of Comprehensive Income [Abstract]
Operating revenue	$ 101,928	$ 3,630	$ 209,140	$ 62,324
Operating expenses
General and administrative expenses	(145,769)	(5,191)	(166,377)	(147,743)
Research and development expenses	(967,503)	(34,455)	(860,419)	(832,575)
Operating expenses	(1,113,272)	(39,646)	(1,026,796)	(980,318)
Other income and expenses	28,234	1,005	16,049	26,228
Operating loss	(983,110)	(35,011)	(801,607)	(891,766)
Non-operating income and expenses
Interest income	1,193	42	7,399	2,453
Other gains and losses	16,791	598	14,462	(1,508)
Finance costs	(17,051)	(607)	(23,656)	(9,886)
Non-operating income and expenses	933	33	(1,795)	(8,941)
Loss before income tax	(982,177)	(34,978)	(803,402)	(900,707)
Income tax expense	(1,132)	(40)	(4,120)	(867)
Net loss	(983,309)	(35,018)	(807,522)	(901,574)
Items that will not be reclassified to profit or loss
Remeasurement arising on defined benefit plans	(682)	(24)	(211)	(527)
Items that may be subsequently reclassified to profit or loss
Financial statement translation differences of foreign operations	944	33	(2,571)	(727)
Total other comprehensive (loss) income	262	9	(2,782)	(1,254)
Total comprehensive loss	(983,047)	(35,009)	(810,304)	(902,828)
Loss attributable to:
Owners of the parent	(981,517)	(34,954)	(807,522)	(901,574)
Non-controlling interests	(1,792)	(64)
Total comprehensive loss attributable to:
Owners of the parent	(981,255)	(34,945)	$ (810,304)	$ (902,828)
Non-controlling interests	$ (1,792)	$ (64)
Loss per share of common share
Basic loss per share (in dollars) | (per share)	$ (12.42)	$ (0.44)	$ (12.32)	$ (14.37)
Diluted loss per share (in dollars) | (per share)	$ (12.42)	$ (0.44)	$ (12.32)	$ (14.37)